Short-Term Borrowings (Narrative) (Details) - CAD ($) $ in Millions			12 Months Ended
	Nov. 01, 2019	Jun. 19, 2018	Aug. 31, 2019	Aug. 31, 2018	May 29, 2019	Aug. 31, 2017
Disclosure of detailed information about borrowings [line items]
Proceeds received from accounts receivable securitization			$ 0	$ 40
Short-term borrowings from buyer			40	40		$ 0
Securitization program [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds received from accounts receivable securitization	$ 80
Short-term borrowings from buyer	120
Additional Amount Drawn Accounts Receivable Securitization	$ 40
Accounts Receivable Securitization [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds received from accounts receivable securitization		$ 40
Short-term borrowings from buyer			$ 40	$ 40
Accounts Receivable Securitization [Member] | Maximum [Member]
Disclosure of detailed information about borrowings [line items]
Trade receivables		$ 100			$ 200